Portfolio of Investments
Multi-Manager Value Strategies Fund, August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 9.0%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	1,601,978	43,926,237
Lumen Technologies, Inc.	379,310	4,665,513
Verizon Communications, Inc.	822,411	45,232,605
Total		93,824,355
Entertainment 1.9%
Activision Blizzard, Inc.	43,200	3,558,384
Electronic Arts, Inc.	4,629	672,177
Liberty Media Group LLC, Class A(a)	2,700	123,363
Liberty Media Group LLC, Class C(a)	21,151	1,068,972
Madison Square Garden Entertainment Corp.(a)	1,307	104,808
Walt Disney Co. (The)(a)	429,049	77,786,584
Zynga, Inc., Class A(a)	1,763,572	15,607,612
Total		98,921,900
Interactive Media & Services 0.9%
Facebook, Inc., Class A(a)	123,073	46,691,435
Zillow Group, Inc., Class C(a)	10,447	1,000,509
Total		47,691,944
Media 4.1%
Altice U.S.A., Inc., Class A(a)	1,939	53,206
Charter Communications, Inc., Class A(a)	67,321	54,978,368
Comcast Corp., Class A	1,972,472	119,689,601
Discovery, Inc., Class A(a)	58,636	1,691,062
Discovery, Inc., Class C(a)	115,995	3,200,302
DISH Network Corp., Class A(a)	70,159	3,058,231
Fox Corp., Class A	112,187	4,200,281
Fox Corp., Class B	88,573	3,067,283
Interpublic Group of Companies, Inc. (The)	134,846	5,020,316
Liberty Broadband Corp., Class A(a)	2,117	393,275
Liberty Broadband Corp., Class C(a)	24,459	4,679,496
Liberty SiriusXM Group, Class A(a)	13,066	646,767
Liberty SiriusXM Group, Class C(a)	35,986	1,775,909
News Corp., Class A	41,973	943,133
News Corp., Class B	22,496	495,587
Omnicom Group, Inc.	4,789	350,651
Common Stocks (continued)
Issuer	Shares	Value ($)
ViacomCBS, Inc., Class A	5,695	261,856
ViacomCBS, Inc., Class B	201,837	8,366,144
Total		212,871,468
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc.(a)	99,627	13,650,892
Total Communication Services		466,960,559
Consumer Discretionary 8.4%
Auto Components 0.6%
Aptiv PLC(a)	12,418	1,889,895
Autoliv, Inc.	21,747	1,922,217
BorgWarner, Inc.	502,620	21,451,822
Gentex Corp.	62,682	1,930,606
Lear Corp.	20,783	3,324,033
Veoneer, Inc.(a)	1,815	64,977
Total		30,583,550
Automobiles 1.1%
Ford Motor Co.(a)	585,395	7,627,697
General Motors Co.(a)	977,619	47,913,107
Harley-Davidson, Inc.	15,987	631,966
Total		56,172,770
Distributors 0.1%
Genuine Parts Co.	14,649	1,789,961
LKQ Corp.(a)	105,221	5,544,095
Total		7,334,056
Diversified Consumer Services 0.0%
Service Corp. International	21,171	1,328,692
Hotels, Restaurants & Leisure 1.1%
Aramark	45,023	1,566,350
Booking Holdings, Inc.(a)	13,529	31,112,235
Carnival Corp.(a)	139,454	3,366,420
Darden Restaurants, Inc.	550	82,857
Expedia Group, Inc.(a)	448	64,736
Hyatt Hotels Corp., Class A(a)	5,864	431,532
McDonald’s Corp.	45,687	10,848,835
MGM Resorts International	82,729	3,525,910
Norwegian Cruise Line Holdings Ltd.(a)	26,257	678,481
Multi-Manager Value Strategies Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Caribbean Cruises Ltd.(a)	31,724	2,624,527
Wynn Resorts Ltd.(a)	610	62,031
Total		54,363,914
Household Durables 1.7%
D.R. Horton, Inc.	126,147	12,062,176
Garmin Ltd.	39,742	6,932,197
Lennar Corp., Class A	95,096	10,204,752
Lennar Corp., Class B	6,679	584,546
Mohawk Industries, Inc.(a)	20,238	4,002,267
Newell Brands, Inc.	134,972	3,429,639
NVR, Inc.(a)	8,350	43,252,499
PulteGroup, Inc.	82,663	4,452,229
Toll Brothers, Inc.	10,681	684,225
Whirlpool Corp.	20,193	4,473,355
Total		90,077,885
Internet & Direct Marketing Retail 0.5%
eBay, Inc.	322,749	24,767,758
Leisure Products 0.1%
Hasbro, Inc.	47,375	4,657,436
Multiline Retail 0.9%
Dollar Tree, Inc.(a)	83,861	7,592,775
Kohl’s Corp.	24,082	1,382,307
Target Corp.	160,442	39,625,965
Total		48,601,047
Specialty Retail 1.2%
Advance Auto Parts, Inc.	20,257	4,109,132
Best Buy Co., Inc.	58,724	6,841,933
CarMax, Inc.(a)	56,195	7,036,176
Dick’s Sporting Goods, Inc.	3,854	542,682
Gap, Inc. (The)	65,576	1,752,846
Home Depot, Inc. (The)	102,526	33,441,931
Lithia Motors, Inc., Class A	6,032	1,998,402
TJX Companies, Inc. (The)	96,025	6,982,938
Total		62,706,040
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.1%
Capri Holdings Ltd.(a)	5,000	282,550
Hanesbrands, Inc.	1,091,133	20,382,364
PVH Corp.(a)	15,238	1,596,790
Ralph Lauren Corp.	7,853	911,969
Skechers U.S.A., Inc., Class A(a)	1,000	50,430
Tapestry, Inc.(a)	18,622	750,839
VF Corp.	397,258	30,378,319
Total		54,353,261
Total Consumer Discretionary		434,946,409
Consumer Staples 7.5%
Beverages 1.9%
Coca-Cola Co. (The)	330,566	18,614,171
Constellation Brands, Inc., Class A	36,143	7,631,233
Keurig Dr. Pepper, Inc.	97,118	3,464,199
Molson Coors Beverage Co., Class B	30,867	1,467,109
PepsiCo, Inc.	431,768	67,524,198
Total		98,700,910
Food & Staples Retailing 1.1%
Kroger Co. (The)	206,912	9,524,159
U.S. Foods Holding Corp.(a)	45,739	1,555,126
Walgreens Boots Alliance, Inc.	183,925	9,334,194
Walmart, Inc.	268,079	39,702,500
Total		60,115,979
Food Products 2.7%
Archer-Daniels-Midland Co.	510,662	30,639,720
Bunge Ltd.	49,798	3,770,207
Campbell Soup Co.	4,787	199,761
ConAgra Foods, Inc.	106,671	3,532,944
Darling Ingredients, Inc.(a)	23,906	1,780,997
General Mills, Inc.	98,385	5,687,637
Hershey Co. (The)	40,471	7,191,697
Hormel Foods Corp.	9,035	411,454
Ingredion, Inc.	1,043	91,638
JM Smucker Co. (The)	30,369	3,755,734
Kraft Heinz Co. (The)	62,498	2,249,303
McCormick & Co., Inc.	2,037	175,773
Mondelez International, Inc., Class A	1,124,464	69,795,480

2	Multi-Manager Value Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pilgrim’s Pride Corp.(a)	1,716	47,773
Post Holdings, Inc.(a)	15,143	1,694,653
Tyson Foods, Inc., Class A	93,436	7,336,595
Total		138,361,366
Household Products 1.5%
Procter & Gamble Co. (The)	537,652	76,556,268
Spectrum Brands Holdings, Inc.	670	52,300
Total		76,608,568
Personal Products 0.0%
Coty, Inc., Class A(a)	10,944	106,923
Tobacco 0.3%
Philip Morris International, Inc.	151,131	15,566,493
Total Consumer Staples		389,460,239
Energy 4.6%
Energy Equipment & Services 0.4%
Baker Hughes Co.	124,926	2,845,814
Halliburton Co.	286,581	5,725,889
NOV, Inc.(a)	1	13
Schlumberger NV	308,896	8,661,444
Technip Energies NV, ADR(a)	6,562	84,814
TechnipFMC PLC(a)	48,738	323,133
Total		17,641,107
Oil, Gas & Consumable Fuels 4.2%
Cabot Oil & Gas Corp.	1	16
Chevron Corp.	683,679	66,159,617
Cimarex Energy Co.	573	36,798
ConocoPhillips Co.	395,608	21,968,112
Continental Resources, Inc.	73,254	2,877,417
Devon Energy Corp.	155,140	4,584,387
Diamondback Energy, Inc.	18,208	1,404,565
EOG Resources, Inc.	274,134	18,509,528
Exxon Mobil Corp.	688,590	37,541,927
Hess Corp.	102,157	7,023,294
Kinder Morgan, Inc.	307,071	4,996,045
Marathon Oil Corp.	47,942	563,318
Marathon Petroleum Corp.	111,632	6,616,429
Murphy Oil Corp.	2,493	53,001
Occidental Petroleum Corp.	321,946	8,270,793
Common Stocks (continued)
Issuer	Shares	Value ($)
ONEOK, Inc.	126,455	6,641,416
Phillips 66	131,536	9,350,894
Pioneer Natural Resources Co.	29,116	4,357,792
Targa Resources Corp.	33,811	1,484,979
Valero Energy Corp.	92,642	6,143,091
Williams Companies, Inc. (The)	432,723	10,683,931
Total		219,267,350
Total Energy		236,908,457
Financials 22.0%
Banks 8.6%
Bank of America Corp.	2,995,065	125,043,964
CIT Group, Inc.	1,264	70,051
Citigroup, Inc.	242,343	17,426,885
Citizens Financial Group, Inc.	55,445	2,427,937
Comerica, Inc.	33,110	2,447,160
East West Bancorp, Inc.	30,568	2,241,857
Fifth Third Bancorp	149,775	5,820,256
First Horizon Corp.	7,895	129,399
First Republic Bank	136,952	27,245,231
Huntington Bancshares, Inc.	321,505	4,992,973
JPMorgan Chase & Co.	701,011	112,126,709
KeyCorp	156,749	3,185,140
M&T Bank Corp.	24,152	3,381,522
PacWest Bancorp	1,197	50,932
People’s United Financial, Inc.	26,140	429,480
PNC Financial Services Group, Inc. (The)	155,150	29,649,165
Prosperity Bancshares, Inc.	809	56,533
Regions Financial Corp.	203,115	4,149,639
SVB Financial Group(a)	132	73,854
Synovus Financial Corp.	3,517	151,583
Truist Financial Corp.	820,803	46,835,019
U.S. Bancorp	460,647	26,436,531
Wells Fargo & Co.	660,554	30,187,318
Zions Bancorp	35,661	2,064,772
Total		446,623,910

Multi-Manager Value Strategies Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.9%
Bank of New York Mellon Corp. (The)	176,445	9,743,293
BlackRock, Inc.	15,338	14,468,182
Charles Schwab Corp. (The)	410,835	29,929,330
CME Group, Inc.	72,172	14,558,536
Franklin Resources, Inc.	100,218	3,251,072
Goldman Sachs Group, Inc. (The)	57,090	23,607,286
Invesco Ltd.	33,148	839,307
Janus Henderson Group PLC	4,217	182,849
Jefferies Financial Group, Inc.	15,054	556,396
KKR & Co., Inc., Class A	927,041	59,599,466
Morgan Stanley	457,020	47,726,598
Northern Trust Corp.	183,598	21,760,035
Raymond James Financial, Inc.	16,948	2,371,025
State Street Corp.	70,492	6,549,412
T. Rowe Price Group, Inc.	80,941	18,120,262
Total		253,263,049
Consumer Finance 0.4%
Ally Financial, Inc.	104,256	5,515,142
Capital One Financial Corp.	66,833	11,092,273
Discover Financial Services	659	84,497
Santander Consumer U.S.A. Holdings, Inc.	37,213	1,552,899
Synchrony Financial	78,860	3,923,285
Total		22,168,096
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(a)	300,870	85,979,620
Equitable Holdings, Inc.	46,718	1,448,725
Voya Financial, Inc.	10,144	659,157
Total		88,087,502
Insurance 6.4%
Aflac, Inc.	152,724	8,656,396
Alleghany Corp.(a)	1,324	895,938
Allstate Corp. (The)	235,326	31,834,901
American Financial Group, Inc.	13,132	1,811,428
American International Group, Inc.	1,637,469	89,340,309
Arch Capital Group Ltd.(a)	57,962	2,382,238
Assurant, Inc.	7,430	1,263,917
Athene Holding Ltd., Class A(a)	32,507	2,176,994
Common Stocks (continued)
Issuer	Shares	Value ($)
Axis Capital Holdings Ltd.	1,552	79,416
Chubb Ltd.	137,562	25,300,403
Cincinnati Financial Corp.	14,444	1,782,390
CNA Financial Corp.	3,492	154,870
Everest Re Group Ltd.	4,525	1,198,672
Fidelity National Financial, Inc.	80,283	3,920,219
Globe Life, Inc.	34,379	3,302,791
Hartford Financial Services Group, Inc. (The)	629,646	42,324,804
Lincoln National Corp.	25,274	1,735,060
Loews Corp.	38,397	2,145,240
Markel Corp.(a)	666	845,987
Marsh & McLennan Companies, Inc.	352,479	55,409,699
MetLife, Inc.	389,469	24,147,078
Old Republic International Corp.	32,763	851,838
Principal Financial Group, Inc.	54,334	3,630,055
Prudential Financial, Inc.	73,197	7,750,098
Reinsurance Group of America, Inc.	8,100	938,142
RenaissanceRe Holdings Ltd.	4,218	661,087
Travelers Companies, Inc. (The)	80,185	12,806,346
Willis Towers Watson PLC	289	63,788
WR Berkley Corp.	20,100	1,513,731
Total		328,923,835
Thrifts & Mortgage Finance 0.0%
New York Community Bancorp, Inc.	1	12
Total Financials		1,139,066,404
Health Care 14.0%
Biotechnology 1.3%
AbbVie, Inc.	248,036	29,957,788
Biogen, Inc.(a)	21,034	7,128,633
Gilead Sciences, Inc.	366,037	26,640,173
Horizon Therapeutics PLC(a)	2,619	283,087
Regeneron Pharmaceuticals, Inc.(a)	3,802	2,560,267
United Therapeutics Corp.(a)	824	177,061
Vertex Pharmaceuticals, Inc.(a)	3,203	641,529
Total		67,388,538

4	Multi-Manager Value Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.2%
Abbott Laboratories	648,397	81,937,929
Baxter International, Inc.	41,426	3,157,490
Becton Dickinson and Co.	71,683	18,042,611
Boston Scientific Corp.(a)	41,966	1,894,765
Cooper Companies, Inc. (The)	602	271,327
Danaher Corp.	61,506	19,937,785
Dentsply Sirona, Inc.	25,186	1,553,976
Envista Holdings Corp.(a)	1	43
Medtronic PLC	634,114	84,641,537
STERIS PLC	18,871	4,057,453
Zimmer Biomet Holdings, Inc.	26,093	3,925,692
Total		219,420,608
Health Care Providers & Services 3.6%
Anthem, Inc.	43,806	16,432,945
Cardinal Health, Inc.	1,362	71,491
Centene Corp.(a)	107,838	6,791,637
Cigna Corp.	61,633	13,044,625
CVS Health Corp.	242,766	20,972,555
DaVita, Inc.(a)	32,187	4,209,094
Henry Schein, Inc.(a)	40,439	3,056,784
Humana, Inc.	104,354	42,307,199
Laboratory Corp. of America Holdings(a)	34,080	10,339,190
McKesson Corp.	6,027	1,230,352
Quest Diagnostics, Inc.	44,222	6,758,448
UnitedHealth Group, Inc.	131,211	54,619,203
Universal Health Services, Inc., Class B	26,871	4,185,427
Total		184,018,950
Health Care Technology 0.1%
Cerner Corp.	645	49,246
Change Healthcare, Inc.(a)	12,961	282,939
Teladoc Health, Inc.(a)	14,468	2,089,468
Total		2,421,653
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.5%
Bio-Rad Laboratories, Inc., Class A(a)	2,854	2,296,956
IQVIA Holdings, Inc.(a)	11,478	2,981,181
PerkinElmer, Inc.	8,807	1,627,534
Syneos Health, Inc.(a)	23,952	2,222,266
Thermo Fisher Scientific, Inc.	33,548	18,617,463
Total		27,745,400
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co.	508,835	34,020,708
Catalent, Inc.(a)	2,200	286,968
Elanco Animal Health, Inc.(a)	54,384	1,815,338
Eli Lilly & Co.	108,167	27,938,455
Jazz Pharmaceuticals PLC(a)	19,458	2,562,813
Johnson & Johnson	264,559	45,803,100
Merck & Co., Inc.	261,603	19,957,693
Perrigo Co. PLC	15,360	628,992
Pfizer, Inc.	1,907,073	87,858,853
Viatris, Inc.	203,802	2,981,623
Total		223,854,543
Total Health Care		724,849,692
Industrials 11.6%
Aerospace & Defense 1.8%
General Dynamics Corp.	50,962	10,208,198
Howmet Aerospace, Inc.	133,341	4,233,577
Huntington Ingalls Industries, Inc.	300	61,251
L3Harris Technologies, Inc.	127,116	29,619,299
Lockheed Martin Corp.	68,710	24,721,858
Northrop Grumman Corp.	25,920	9,530,784
Raytheon Technologies Corp.	136,969	11,609,492
Teledyne Technologies, Inc.(a)	352	163,110
Textron, Inc.	69,891	5,078,979
Total		95,226,548
Air Freight & Logistics 0.6%
FedEx Corp.	44,772	11,895,472
GXO Logistics, Inc.(a)	35,334	2,889,968
United Parcel Service, Inc., Class B	91,087	17,819,350
Total		32,604,790

Multi-Manager Value Strategies Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.2%
Alaska Air Group, Inc.(a)	13,240	759,182
JetBlue Airways Corp.(a)	23,756	359,428
Southwest Airlines Co.(a)	79,425	3,953,776
United Airlines Holdings, Inc.(a)	49,801	2,316,245
Total		7,388,631
Building Products 1.7%
Builders FirstSource, Inc.(a)	47,279	2,519,498
Carlisle Companies, Inc.	14,492	3,054,044
Carrier Global Corp.	601,433	34,642,541
Fortune Brands Home & Security, Inc.	29,167	2,839,991
Johnson Controls International PLC	102,845	7,692,806
Owens Corning	26,387	2,521,278
Trane Technologies PLC	165,836	32,918,446
Total		86,188,604
Commercial Services & Supplies 0.6%
Republic Services, Inc.	103,448	12,841,000
Waste Management, Inc.	113,701	17,636,162
Total		30,477,162
Construction & Engineering 0.1%
AECOM(a)	36,137	2,369,142
Arcosa, Inc.	165	8,385
Quanta Services, Inc.	48,008	4,901,617
Total		7,279,144
Electrical Equipment 0.7%
Acuity Brands, Inc.	34	6,274
AMETEK, Inc.	27,669	3,762,154
Eaton Corp. PLC	157,118	26,452,386
Emerson Electric Co.	8,624	909,832
Hubbell, Inc.	9,093	1,874,158
nVent Electric PLC	3,199	109,918
Sensata Technologies Holding(a)	54,177	3,206,195
Sunrun, Inc.(a)	22,764	1,007,307
Total		37,328,224
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.1%
General Electric Co.	63,152	6,656,852
Honeywell International, Inc.	212,437	49,266,265
Roper Technologies, Inc.	1,482	716,221
Total		56,639,338
Machinery 3.3%
AGCO Corp.	21,789	2,998,602
Caterpillar, Inc.	95,504	20,138,929
Cummins, Inc.	80,577	19,014,561
Deere & Co.	91,380	34,544,381
Dover Corp.	15,740	2,744,426
Fortive Corp.	46,945	3,467,827
Ingersoll Rand, Inc.(a)	48,131	2,551,906
Middleby Corp. (The)(a)	4,033	737,797
Oshkosh Corp.	13,550	1,552,559
Otis Worldwide Corp.	62,282	5,743,646
PACCAR, Inc.	103,776	8,496,141
Parker-Hannifin Corp.	164,856	48,907,830
Pentair PLC	54,690	4,219,880
Snap-On, Inc.	18,739	4,215,338
Stanley Black & Decker, Inc.	53,715	10,381,498
Westinghouse Air Brake Technologies Corp.	29,091	2,612,081
Xylem, Inc.	4,949	674,598
Total		173,002,000
Professional Services 0.2%
CACI International, Inc., Class A(a)	388	99,926
IHS Markit Ltd.	4,494	541,976
Jacobs Engineering Group, Inc.	24,042	3,244,708
Leidos Holdings, Inc.	49,204	4,827,405
ManpowerGroup, Inc.	7,269	882,602
Nielsen Holdings PLC	97,496	2,092,264
Total		11,688,881
Road & Rail 1.2%
AMERCO	5,483	3,625,086
CSX Corp.	26,193	852,058
Kansas City Southern	31,372	8,805,179
Knight-Swift Transportation Holdings, Inc.	7,748	402,354
Norfolk Southern Corp.	46,043	11,673,742

6	Multi-Manager Value Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Union Pacific Corp.	142,198	30,834,214
XPO Logistics, Inc.(a)	35,334	3,070,878
Total		59,263,511
Trading Companies & Distributors 0.1%
United Rentals, Inc.(a)	17,536	6,184,070
Total Industrials		603,270,903
Information Technology 11.4%
Communications Equipment 0.7%
Ciena Corp.(a)	5,259	300,447
Cisco Systems, Inc.	593,567	35,032,324
F5 Networks, Inc.(a)	1,218	247,948
Juniper Networks, Inc.	45,526	1,319,344
Total		36,900,063
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc.(a)	17,455	2,115,895
Avnet, Inc.	1,118	45,234
Corning, Inc.	262,536	10,498,815
Flex Ltd.(a)	172,578	3,206,499
IPG Photonics Corp.(a)	2,685	458,276
Jabil, Inc.	729	45,038
SYNNEX Corp.	5,786	735,227
TE Connectivity Ltd.	132,649	19,926,533
Trimble Navigation Ltd.(a)	23,401	2,204,842
Vontier Corp.	10,936	397,742
Total		39,634,101
IT Services 4.0%
Accenture PLC, Class A	63,363	21,325,451
Akamai Technologies, Inc.(a)	9,560	1,082,670
Amdocs Ltd.	45,328	3,491,616
Automatic Data Processing, Inc.	77,851	16,273,973
Cognizant Technology Solutions Corp., Class A	679,298	51,837,230
Concentrix Corp.(a)	5,786	1,003,235
DXC Technology Co.(a)	28,903	1,061,318
Fidelity National Information Services, Inc.	423,927	54,165,153
Fiserv, Inc.(a)	53,944	6,354,064
Genpact Ltd.	2,307	119,687
Global Payments, Inc.	16,298	2,650,707
International Business Machines Corp.	174,685	24,515,293
Common Stocks (continued)
Issuer	Shares	Value ($)
Visa, Inc., Class A	96,736	22,162,218
WEX, Inc.(a)	4,204	771,728
Total		206,814,343
Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc.	140,310	22,863,515
Broadcom, Inc.	65,697	32,665,205
First Solar, Inc.(a)	24,426	2,296,044
Intel Corp.	792,079	42,819,791
KLA Corp.	72,331	24,589,647
Lam Research Corp.	49,695	30,056,530
Marvell Technology, Inc.	71,240	4,359,176
Micron Technology, Inc.(a)	208,863	15,393,203
MKS Instruments, Inc.	12,108	1,782,055
ON Semiconductor Corp.(a)	115,351	5,116,970
Qorvo, Inc.(a)	37,489	7,049,057
Skyworks Solutions, Inc.	17,701	3,247,425
Texas Instruments, Inc.	268,350	51,230,698
Total		243,469,316
Software 1.0%
Dolby Laboratories, Inc., Class A	15,093	1,495,867
Microsoft Corp.	147,519	44,533,036
NortonLifeLock, Inc.	2,942	78,140
SS&C Technologies Holdings, Inc.	73,425	5,555,335
Total		51,662,378
Technology Hardware, Storage & Peripherals 0.3%
Dell Technologies, Inc.(a)	764	74,459
Hewlett Packard Enterprise Co.	401,247	6,203,279
HP, Inc.	42,384	1,260,500
Western Digital Corp.(a)	105,826	6,688,203
Xerox Holdings Corp.	3,170	71,357
Total		14,297,798
Total Information Technology		592,777,999
Materials 5.3%
Chemicals 2.7%
Air Products & Chemicals, Inc.	18,404	4,960,062
Albemarle Corp.	27,261	6,453,769
Celanese Corp., Class A	5,701	904,179
CF Industries Holdings, Inc.	73,957	3,359,127

Multi-Manager Value Strategies Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Corteva, Inc.	80,469	3,538,222
Dow, Inc.	158,738	9,984,620
DuPont de Nemours, Inc.	35,822	2,651,544
Eastman Chemical Co.	46,835	5,299,849
FMC Corp.	600	56,178
International Flavors & Fragrances, Inc.	24,739	3,747,958
Linde PLC	194,321	61,131,443
LyondellBasell Industries NV, Class A	106,249	10,662,087
Mosaic Co. (The)	56,878	1,830,334
PPG Industries, Inc.	1,793	286,073
Sherwin-Williams Co. (The)	70,977	21,553,586
Valvoline, Inc.	35,216	1,062,115
Westlake Chemical Corp.	19,870	1,735,645
Total		139,216,791
Construction Materials 0.3%
Martin Marietta Materials, Inc.	18,726	7,139,287
Vulcan Materials Co.	37,635	6,997,476
Total		14,136,763
Containers & Packaging 0.8%
Amcor PLC	446,698	5,740,069
AptarGroup, Inc.	457	61,604
Avery Dennison Corp.	37,773	8,513,657
Berry Global Group, Inc.(a)	875	58,774
Crown Holdings, Inc.	1,743	191,364
International Paper Co.	135,904	8,166,471
Packaging Corp. of America	67,817	10,287,839
Sonoco Products Co.	99,140	6,473,842
WestRock Co.	60,411	3,143,788
Total		42,637,408
Metals & Mining 1.5%
Arconic Corp.(a)	15,905	548,563
Cleveland-Cliffs, Inc.(a)	36,609	859,213
Freeport-McMoRan, Inc.	1,355,974	49,343,894
Newmont Corp.	112,019	6,495,982
Nucor Corp.	100,960	11,868,858
Reliance Steel & Aluminum Co.	20,889	3,134,186
Royal Gold, Inc.	3,882	432,183
Common Stocks (continued)
Issuer	Shares	Value ($)
Southern Copper Corp.	1,007	63,028
Steel Dynamics, Inc.	71,770	4,843,757
Total		77,589,664
Total Materials		273,580,626
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITS) 2.0%
AvalonBay Communities, Inc.	34,972	8,028,872
Crown Castle International Corp.	41,909	8,159,263
Digital Realty Trust, Inc.	88,136	14,446,372
Extra Space Storage, Inc.	54,679	10,220,052
Public Storage	78,234	25,317,305
SBA Communications Corp.	47,288	16,974,973
Weyerhaeuser Co.	627,172	22,578,192
Total		105,725,029
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A(a)	95,094	9,157,552
Howard Hughes Corporation(a)	723	65,453
Jones Lang LaSalle, Inc.(a)	14,090	3,415,839
Total		12,638,844
Total Real Estate		118,363,873
Utilities 2.0%
Electric Utilities 0.9%
American Electric Power Co., Inc.	98,928	8,860,981
Duke Energy Corp.	58,428	6,115,074
Entergy Corp.	9,537	1,054,888
Eversource Energy	90,577	8,218,051
NextEra Energy, Inc.	142,478	11,966,727
NRG Energy, Inc.	40,158	1,834,016
Xcel Energy, Inc.	133,103	9,150,831
Total		47,200,568
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp.	71,947	1,373,468
Multi-Utilities 1.0%
Ameren Corp.	100,727	8,835,773
CMS Energy Corp.	104,324	6,690,298
Dominion Energy, Inc.	283,210	22,045,066

8	Multi-Manager Value Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
DTE Energy Co.	46,293	5,570,900
WEC Energy Group, Inc.	101,446	9,584,618
Total		52,726,655
Total Utilities		101,300,691
Total Common Stocks (Cost $3,547,554,983)		5,081,485,852

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(b),(c)	96,107,492	96,097,882
Total Money Market Funds (Cost $96,097,882)		96,097,882
Total Investments in Securities (Cost: $3,643,652,865)		5,177,583,734
Other Assets & Liabilities, Net		3,519,741
Net Assets		5,181,103,475
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	57,947,148	140,293,989	(102,143,255)	—	96,097,882	—	13,321	96,107,492
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Value Strategies Fund | Quarterly Report 2021	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT116_05_L01_(10/21)